Property, Plant and Equipment - Capitalized Borrowing Costs and Capitalization Rate (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Borrowing costs [abstract]
Capitalized borrowing costs	₩ 191,876	₩ 283,525	₩ 146,607
Capitalization rate	4.14%	3.74%	2.80%